Document and Entity Information	Mar. 12, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001746473
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 12, 2025
Entity Registrant Name	PLIANT THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39303
Entity Tax Identification Number	47-4272481
Entity Address, Address Line One	331 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	481-6770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PLRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false